Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation Expense and Related Tax Benefit

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Operating expenses	$416	$658	$4,650
General and administrative expenses	6,403	6,436	7,884
Share-based compensation expense	6,819	7,094	12,534
Tax benefit (a)	(1,147)	(2,011)	(2,690)
Total	$5,672	$5,083	$9,844
(a)	The effects of tax benefit from share-based compensation expense are included within income tax expense in our consolidated statements of operations.

Schedule of Fair Value of Options Granted Weighted-Average Assumptions

2015
Stock Options
Expected volatility	40.9%
Expected term (in years)	6.25
Expected dividends	—
Risk-free interest rate	1.7%

Summary of Option Activity

	Number of Shares Under Option	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(in years)	(in thousands)
Outstanding — January 1, 2017	637	$74.24
Granted	—	—
Exercised	—	—
Cancelled or forfeited	(358)	81.62
Outstanding — December 31, 2017	279	$64.76	6.7	$—
Exercisable — December 31, 2017	195	$77.07	6.1	$—

Summary of Restricted Stock Units Activity

	Number of Restricted Stock Units	Weighted-Average Grant-Date Fair Value
	(in thousands)	(per share)
Nonvested — January 1, 2017	580	$18.14
Granted	—	—
Converted to liability awards	(277)	5.29
Vested	(214)	24.06
Cancelled or forfeited	(19)	37.70
Nonvested — December 31, 2017	70	$45.28